Note 4 - Loans - Activity in the Allowance for Loan Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for loan and lease losses beginning balance	$ 10,355	$ 9,994	$ 4,131
Provision for loan and lease losses	(1,000)	300	6,200
Losses charged off	(1)	(11)	(390)
Recoveries	47	72	53
Allowance for loan and lease losses ending balance	9,401	10,355	9,994
Residential 1 - 4 Family Real Estate [Member]
Allowance for loan and lease losses beginning balance	1,719	1,683	592
Provision for loan and lease losses	(137)	1	1,310
Losses charged off	0	0	(228)
Recoveries	41	35	9
Allowance for loan and lease losses ending balance	1,623	1,719	1,683
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	7,121	6,664	2,536
Provision for loan and lease losses	(558)	426	4,224
Losses charged off	0	(1)	(125)
Recoveries	3	32	29
Allowance for loan and lease losses ending balance	6,566	7,121	6,664
Commercial and Agriculture Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	1,414	1,515	939
Provision for loan and lease losses	(280)	(102)	566
Losses charged off	0	0	(4)
Recoveries	0	1	14
Allowance for loan and lease losses ending balance	1,134	1,414	1,515
Consumer Portfolio Segment [Member]
Allowance for loan and lease losses beginning balance	101	132	64
Provision for loan and lease losses	(25)	(25)	100
Losses charged off	(1)	(10)	(33)
Recoveries	3	4	1
Allowance for loan and lease losses ending balance	$ 78	$ 101	$ 132